Balance Sheet Information (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, net:
Property and equipment, gross	$ 924,327	$ 195,738	$ 28,000
Less: Accumulated depreciation	(165,867)	(41,241)	(3,094)
Property and equipment, net	758,460	154,497	24,906
Office Equipment/Computer
Property and equipment, net:
Property and equipment, gross	108,967	18,863
Prototype Vehicle
Property and equipment, net:
Property and equipment, gross	615,945	95,669
Machinery and Equipment [Member]
Property and equipment, net:
Property and equipment, gross	$ 199,415	$ 81,206